SUPPLEMENTAL DISCLOSURES WITH RESPECT TO CASH FLOWS (Details) - USD ($)	9 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Supplemental non-cash disclosures
Reallocation of value of options upon exercise		$ 19,561
Reallocation of value of warrants upon exercise		224,306
Reallocation of value of RSUs upon vesting	241,017	372,376
Shares issued for debt settlements		561,403
Shares issued for commitment to issue shares		440,501
Shares issued for Cashless Warrants		423,503
Units issued for conversion of convertible debentures and associated interest		454,967
Acquisition advances converted into loans receivable	637,088
Acquisition advances eliminated on acquisition of subsidiary (Note 3)	1,307,650
Proceeds on disposal of vehicle applied to accounts payable	$ 37,000